Short-term borrowings (Tables)	12 Months Ended
Mar. 31, 2022
Short-Term Borrowings
Short-term borrowings are mainly comprised of money market borrowings which are unsecured and are utilized by the Bank for its operations. Short-term borrowings as of March 31, 2021 and March 31, 2022 were comprised of the following:

	As of March 31,
	2021		2022		2022

	(In millions)

Borrowed in the call market	Rs.	8,860.5	Rs.	9,001.8	US$	118.6
Term borrowings from institutions/banks		27,411.6		114,500.0		1,509.2
Foreign currency borrowings		202,992.0		430,665.8		5,676.4

Total	Rs.	239,264.1	Rs.	554,167.6	US$	7,304.2

Total borrowings outstanding:
Maximum amount outstanding	Rs.	384,035.9	Rs.	805,872.6	US$	10,621.8
Average amount outstanding	Rs.	223,582.3	Rs.	377,877.2	US$	4,980.6
Weighted average interest rate		1.4%		1.6%		1.6%